Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	$ 36,654,631	$ 52,505,315
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	579,427	485,413
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	11,721,166	9,968,458
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	10,056,700	8,780,331
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	575,852	165,425
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	22,353,718	18,914,214
EBP, Change in Net Asset Available for Benefit, Increase	59,587,776	71,904,942
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	39,428,971	35,132,118
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	222,266	296,462
EBP, Change in Net Asset Available for Benefit, Decrease	39,651,237	35,428,580
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	19,936,539	36,476,362
EBP, Net Asset Available for Benefit	268,358,425	248,421,886	$ 211,945,524
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	36,654,631	52,505,315
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	579,427	485,413
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	11,721,166	9,968,458
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	10,056,700	8,780,331
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	575,852	165,425
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	22,353,718	18,914,214
EBP, Change in Net Asset Available for Benefit, Increase	59,587,776	71,904,942
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	39,428,971	35,132,118
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	222,266	296,462
EBP, Change in Net Asset Available for Benefit, Decrease	39,651,237	35,428,580
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	19,936,539	36,476,362
EBP, Net Asset Available for Benefit	$ 268,358,425	$ 248,421,886	$ 211,945,524